Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly financial information
Net revenues	$ 48,385	$ 46,181	$ 45,685	$ 44,514	$ 45,971	$ 44,615	$ 43,725	$ 43,215	$ 184,765	$ 177,526	$ 153,290
Gross profit	7,904	7,126	6,935	6,580	7,606	7,492	7,015	6,744	28,545	28,857	26,528
Operating profit	3,108	2,499	2,117	1,793	3,000	2,824	2,357	2,185	9,517	10,366	9,475
Income from continuing operations	3,287	1,285	1,097	962	1,707	1,542	924	1,147	6,631	5,320	5,230
Income (loss) from discontinued operations, net of tax			1	(9)		(1)			(8)	(1)	9
Net income attributable to CVS Health	$ 3,287	$ 1,285	$ 1,098	$ 952	$ 1,707	$ 1,540	$ 924	$ 1,146	$ 6,622	$ 5,317	$ 5,237
Basic earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 3.23	$ 1.26	$ 1.07	$ 0.93	$ 1.60	$ 1.44	$ 0.86	$ 1.04	$ 6.48	$ 4.93	$ 4.65
Income (loss) from discontinued operations attributable to CVS Health (in dollars per share)				(0.01)					(0.01)		0.01
Net income attributable to CVS Health (in dollars per share)	3.23	1.26	1.07	0.92	1.60	1.44	0.86	1.04	6.47	4.93	4.66
Diluted earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	3.22	1.26	1.07	0.92	1.59	1.43	0.86	1.04	6.45	4.91	4.62
Income (loss) from discontinued operations attributable to CVS Health (in dollars per share)				(0.01)					(0.01)		0.01
Net income attributable to CVS Health (in dollars per share)	3.22	1.26	1.07	0.92	1.59	1.43	0.86	1.04	6.44	4.90	4.63
Dividends per share (in dollars per share)	0.50	0.50	0.50	0.50	0.425	0.425	0.425	0.425	2.00	1.70	$ 1.40
Maximum
Diluted earnings per share:
NYSE Stock Price (in dollars per share)	80.91	83.31	82.79	83.92	88.80	98.06	106.10	104.05	83.92	106.10
Minimum
Diluted earnings per share:
NYSE Stock Price (in dollars per share)	$ 66.80	$ 75.35	$ 75.95	$ 74.80	$ 73.53	$ 88.99	$ 93.21	$ 89.65	$ 66.80	$ 73.53